iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
............................... 51,591 $ 8,634,270
a
Electrical Equipment  —  0 .0%
Vertiv Holdings Co. ........................ 259,080 2,958,694
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A .................... 500,009 38,565,694
Arrow Electronics, Inc.
(a) (b)
.................... 56,130 7,194,182
Avnet, Inc. .............................. 82,839 3,965,503
CDW Corp. .............................. 115,419 20,952,011
Corning, Inc. ............................. 644,598 23,695,422
II-VI, Inc.
(a) (b)
............................. 108,864 5,730,601
IPG Photonics Corp.
(a)
...................... 29,631 3,158,072
Jabil, Inc. ............................... 117,658 6,981,826
National Instruments Corp. ................... 111,604 4,240,952
TD SYNNEX Corp. ......................... 36,174 3,632,593
118,116,856
a
Health Care Technology  —  0 .1%
Change Healthcare, Inc.
(a)
.................... 214,502 5,205,964
Definitive Healthcare Corp., Class A
(a) (b)
........... 27,149 705,331
5,911,295
a
Interactive Media & Services  —  15 .5%
Alphabet, Inc. , Class A
(a)
..................... 3,435,922 399,666,447
Alphabet, Inc. , Class C , NVS
(a)
................. 3,137,900 366,004,656
IAC/InterActiveCorp.
(a) (b)
..................... 66,474 4,553,469
Match Group, Inc.
(a) (b)
....................... 243,199 17,828,919
Meta Platforms, Inc. , Class A
(a)
................. 1,680,288 267,333,821
Pinterest, Inc. , Class A
(a)
..................... 490,106 9,547,265
Twitter, Inc.
(a)
............................. 636,868 26,500,077
ZoomInfo Technologies, Inc.
(a)
................. 234,591 8,888,653
1,100,323,307
a
Internet & Direct Marketing Retail  —  0 .2%
DoorDash, Inc. , Class A
(a) (b)
................... 213,324 14,879,349
a
IT Services  —  4 .7%
Akamai Technologies, Inc.
(a)
................... 135,297 13,018,277
Amdocs Ltd. ............................. 104,596 9,106,128
Cloudflare, Inc. , Class A
(a)
.................... 238,514 12,002,024
Cognizant Technology Solutions Corp. , Class A ...... 444,345 30,197,686
Concentrix Corp. .......................... 36,636 4,900,431
DXC Technology Co.
(a) (b)
..................... 208,795 6,597,922
EPAM Systems, Inc.
(a)
....................... 46,856 16,364,458
Gartner, Inc.
(a)
............................ 66,716 17,711,764
Globant SA
(a)
............................. 34,744 6,922,395
GoDaddy, Inc. , Class A
(a)
..................... 138,161 10,248,783
International Business Machines Corp. ........... 768,969 100,573,456
Kyndryl Holdings, Inc.
(a)
...................... 153,816 1,610,454
MongoDB, Inc.
(a)
.......................... 53,654 16,765,265
Okta, Inc., Class A
(a)
........................ 106,002 10,435,897
Snowflake, Inc. , Class A
(a) (b)
................... 167,384 25,092,535
SS&C Technologies Holdings, Inc. .............. 190,470 11,270,110
Switch, Inc. , Class A ........................ 123,166 4,164,242
Thoughtworks Holding, Inc.
(a)
.................. 72,659 1,137,840
Toast, Inc. , Class A
(a)
....................... 192,944 3,083,245
Twilio, Inc. , Class A
(a)
....................... 146,412 12,415,738
VeriSign, Inc.
(a) (b)
.......................... 81,837 15,480,287
Wix.com Ltd.
(a)
............................ 46,388 2,752,200
331,851,137
a
Security Shares Value
a
Life Sciences Tools & Services  —  0 .1%
Azenta, Inc. ............................. 63,668 $ 4,345,978
a
Professional Services  —  0 .5%
CACI International, Inc. , Class A
(a)
.............. 19,770 5,976,273
Clarivate PLC
(a) (b)
.......................... 409,403 5,932,249
Dun & Bradstreet Holdings, Inc.
(a) (b)
.............. 214,572 3,381,655
KBR, Inc. ............................... 118,309 6,297,588
Leidos Holdings, Inc. ....................... 116,267 12,440,569
Science Applications International Corp. .......... 47,503 4,601,616
38,629,950
a
Semiconductors & Semiconductor Equipment  —  21 .9%
Advanced Micro Devices, Inc.
(a)
................ 1,380,133 130,381,165
Allegro MicroSystems, Inc.
(a)
.................. 40,735 1,011,450
Analog Devices, Inc. ........................ 446,022 76,697,943
Applied Materials, Inc. ...................... 753,411 79,846,498
Broadcom, Inc. ........................... 337,205 180,566,533
Cirrus Logic, Inc.
(a)
......................... 48,592 4,152,672
Entegris, Inc. ............................. 126,634 13,917,077
GlobalFoundries, Inc.
(a) (b)
..................... 53,322 2,745,017
Intel Corp. .............................. 3,498,474 127,029,591
KLA Corp. ............................... 127,484 48,895,213
Lam Research Corp. ....................... 118,381 59,250,874
Lattice Semiconductor Corp.
(a)
................. 115,819 7,122,869
Marvell Technology, Inc. ..................... 724,572 40,344,169
Microchip Technology, Inc. .................... 459,387 31,633,389
Micron Technology, Inc. ...................... 952,883 58,945,342
Monolithic Power Systems, Inc. ................ 38,733 18,000,000
NVIDIA Corp. ............................ 1,757,075 319,137,532
ON Semiconductor Corp.
(a) (b)
.................. 370,388 24,734,511
Qorvo, Inc.
(a)
............................. 92,301 9,605,765
QUALCOMM, Inc. ......................... 957,968 138,962,838
Skyworks Solutions, Inc. ..................... 137,273 14,946,284
Teradyne, Inc. ............................ 136,598 13,781,372
Texas Instruments, Inc. ...................... 787,851 140,938,665
Universal Display Corp. ..................... 37,609 4,342,335
Wolfspeed, Inc.
(a) (b)
......................... 98,619 8,214,963
1,555,204,067
a
Software  —  34 .6%
Adobe, Inc.
(a)
............................. 403,232 165,373,508
Alteryx, Inc. , Class A
(a)
...................... 51,139 2,476,662
ANSYS, Inc.
(a)
............................ 74,252 20,715,566
AppLovin Corp. , Class A
(a)
.................... 192,002 6,823,751
Aspen Technology, Inc.
(a) (b)
.................... 23,833 4,864,077
Atlassian Corp. PLC , Class A
(a)
................. 116,812 24,451,088
Autodesk, Inc.
(a)
........................... 185,857 40,204,586
Avalara, Inc.
(a) (b)
........................... 74,472 6,510,342
Bentley Systems, Inc. , Class B ................. 143,892 5,698,123
Black Knight, Inc.
(a)
......................... 132,208 8,683,421
Cadence Design Systems, Inc.
(a)
............... 232,919 43,341,568
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
......... 144,318 1,441,737
Ceridian HCM Holding, Inc.
(a)
.................. 116,797 6,396,972
Citrix Systems, Inc. ........................ 107,706 10,922,465
Confluent, Inc. , Class A
(a) (b)
................... 106,003 2,697,776
Coupa Software, Inc.
(a)
...................... 64,732 4,234,767
Crowdstrike Holdings, Inc. , Class A
(a)
............. 179,496 32,955,466
Datadog, Inc. , Class A
(a)
..................... 220,636 22,507,078
DocuSign, Inc.
(a)
.......................... 168,879 10,804,878
Dolby Laboratories, Inc. , Class A ............... 54,798 4,241,365
DoubleVerify Holdings, Inc.
(a) (b)
................. 54,026 1,238,816
Dropbox, Inc. , Class A
(a)
..................... 239,225 5,439,977
Dynatrace, Inc.
(a)
.......................... 169,756 6,387,918
Elastic NV
(a)
............................. 65,159 5,205,553
Five9, Inc.
(a) (b)
............................ 58,673 6,343,725

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Fortinet, Inc.
(a)
............................ 559,870 $ 33,396,246
Guidewire Software, Inc.
(a)
.................... 71,376 5,547,343
HubSpot, Inc.
(a)
........................... 38,867 11,971,036
Informatica, Inc., Class A
(a) (b)
.................. 31,238 715,350
Intuit, Inc. ............................... 235,470 107,414,350
Jamf Holding Corp.
(a)
....................... 55,659 1,360,306
Mandiant, Inc.
(a) (b)
.......................... 196,006 4,465,017
Manhattan Associates, Inc.
(a)
.................. 53,563 7,534,707
Microsoft Corp. ........................... 4,138,396 1,161,813,293
nCino, Inc.
(a) (b)
............................ 48,770 1,574,783
NCR Corp.
(a)
............................. 108,485 3,520,338
New Relic, Inc.
(a)
.......................... 44,033 2,671,482
NortonLifeLock, Inc. ........................ 481,862 11,820,075
Nutanix, Inc. , Class A
(a)
...................... 179,698 2,718,831
Oracle Corp. ............................. 1,292,565 100,613,260
Palantir Technologies, Inc. , Class A
(a) (b)
........... 1,544,038 15,980,793
Palo Alto Networks, Inc.
(a)
.................... 82,734 41,292,539
Paycom Software, Inc.
(a)
..................... 43,698 14,441,752
Paycor HCM, Inc.
(b)
........................ 40,939 1,092,662
Pegasystems, Inc. ......................... 35,505 1,425,526
Procore Technologies, Inc.
(a) (b)
................. 59,611 3,081,889
PTC, Inc.
(a)
.............................. 89,898 11,091,615
RingCentral, Inc. , Class A
(a)
................... 72,229 3,574,613
Roper Technologies, Inc. ..................... 90,176 39,377,154
Salesforce, Inc.
(a)
.......................... 822,726 151,398,039
SentinelOne, Inc. , Class A
(a)
................... 146,317 3,635,977
ServiceNow, Inc.
(a)
......................... 171,084 76,416,379
Smartsheet, Inc. , Class A
(a)
................... 107,688 3,237,101
Splunk, Inc.
(a)
............................ 137,353 14,272,350
Synopsys, Inc.
(a)
.......................... 130,173 47,838,578
Teradata Corp.
(a)
.......................... 88,949 3,405,857
Tyler Technologies, Inc.
(a) (b)
................... 35,022 13,973,778
UiPath, Inc. , Class A
(a) (b)
..................... 318,456 5,837,299
Unity Software, Inc.
(a) (b)
...................... 177,783 6,647,306
VMware, Inc. , Class A ....................... 178,349 20,724,154
Workday, Inc. , Class A
(a)
..................... 166,290 25,791,579
Zendesk, Inc.
(a)
........................... 103,731 7,823,392
Zoom Video Communications, Inc. , Class A
(a)
....... 215,584 22,390,554
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
............................ 71,046 $ 11,016,393
2,452,864,881
a
Technology Hardware, Storage & Peripherals  —  20 .5%
Apple, Inc. .............................. 8,405,816 1,366,029,158
Dell Technologies, Inc. , Class C ................ 228,287 10,286,612
Hewlett Packard Enterprise Co. ................ 1,108,745 15,788,529
HP, Inc. ................................ 899,737 30,042,218
NetApp, Inc. ............................. 189,903 13,545,781
Pure Storage, Inc. , Class A
(a)
.................. 240,122 6,807,459
Western Digital Corp.
(a)
...................... 267,571 13,137,736
1,455,637,493
a
Total Common Stocks — 99.9%
(Cost: $ 6,069,994,114 ) ............................... 7,089,357,277
Total Long-Term Investments — 99.9%
(Cost: $ 6,069,994,114 ) ............................... 7,089,357,277
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 92,066,101 92,066,101
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 8,341,662 8,341,662
a
Total Short-Term Securities — 1.4%
(Cost: $ 100,395,268 ) ................................ 100,407,763
Total Investments — 101.3%
(Cost: $ 6,170,389,382 ) ............................... 7,189,765,040
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (92,785,593)
Net Assets — 100.0% ................................. $ 7,096,979,447
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 119,017,767  $ —  $ (26,933,805)
(a)
$ (31,453) $ 13,592  $ 92,066,101  92,066,101  $ 53,607
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,440,000  1,901,662
(a)
—  —  —  8,341,662  8,341,662  14,657  —
$ (31,453) $ 13,592
$ 100,407,763
$ 68,264  $ —

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Index .................................................... 14  09/16/22 $ 1,034  $ 379
E-Mini Technology Select Sector Index ....................................................... 41  09/16/22 5,967  523,575
$ 523,954
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,089,357,277  $ —  $ —  $ 7,089,357,277
Short-Term Securities
Money Market Funds ...................................... 100,407,763  —  —  100,407,763
$ 7,189,765,040  $ —  $ —  $ 7,189,765,040
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 523,954  $ —  $ —  $ 523,954
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares